Share Based Payments	12 Months Ended
Jun. 30, 2025
Share Based Payments [Abstract]
Share based payments
24.	Share based payments

On October 2, 2017, the Shareholders Meeting approved the creation of a long-term share-based plan (“ILPA Plan”) under which participants are entitled to a certain number of shares if they remain with the Company during the vesting period and achieve certain key performance indicators (“KPIs”).

The ILPA Plan establishes that the Board of Directors has broad powers to implement it. The shares to be granted under the ILPA Plan cannot exceed the cumulative limit of 2% of shares issued by the Company.

The shares are granted if participants remain with the Company until the end of the vesting period and achieve certain KPIs. Appreciation of the AGRO3 stock is one of the pillars of the program and if a minimum percentage is not reached, participants will not be entitled to receive any shares. If the stock appreciation KPI is achieved, the number of shares to be granted will be divided in three ranges based on the level of achievement of three other KPIs and are adjusted by the dividends per share distributed during the vesting period. Apart from the AGRO3 stock price, performance indicators include operating profitability, sales of farms and capitalization of resources.

The 3rd ILPA Plan began on July 1, 2023. The fair value of the benefit is estimated at R$13.34 and R$15.94, depending on the participant’s profile, and is valid for three years. The fair value of the benefit was determined based on the AGRO3 share price on the grant date and the likely share price range at the end of the vesting period. The expense is adjusted for this review, and the effects are recognized prospectively.

The total number of shares that may be vested by June 30, 2026, is determined based on the achievement of KPIs and divided into the following categories:

	Top	Target	Floor
Complete Plan - total shares	765,779	478,778	313,173

The main assumptions adopted in measuring the fair value of the instruments granted under the 3rd ILPA Plan, based on pricing models that consider market variables and specific characteristics of the plan, are:

Share price at the start of the plan 03/07/2023	R$24.85
Share projection – DI	R$32.90
Annual volatility	34.1%
Start of the plan	07/01/2023
Maturity	06/30/2026
DI rate - 1 day	9.8%
Share price volatility during the period	R$14.68
Modeling	Black-Scholes

The ILPA Plan is accounted for in accordance with IFRS 2, given that the Company receives services from participants and, in exchange, undertakes to deliver its own shares. Provisions for the ILPA Plan total R$3,192. The remaining amount of terminated plans has a balance of R$1,976, resulting in an outstanding balance of R$1,216 as of June 30, 2025.

The expected share delivery at the “Floor” KPI after the vesting period is shown below:

Number of shares
Balance on 06/30/2023	-
Granted	313,173
Balance on 06/30/2024	313,173
Canceled	(29,656)
Balance on 06/30/2025	288,517